Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Advertising - 2.1%
Omnicom Group, Inc. (a)	99,618	$7,254,183
The Interpublic Group of Cos., Inc.	192,418	6,803,900
		14,058,083
Agriculture - 1.9%
Altria Group, Inc.	270,152	12,978,102
Apparel - 0.3%
Carter's, Inc.	18,873	1,844,647
Auto Manufacturers - 1.7%
Ford Motor Co. (b)	842,023	11,746,221
Biotechnology - 7.8%
Biogen, Inc. (b)	41,490	13,556,028
Gilead Sciences, Inc.	199,430	13,619,075
Moderna, Inc. (a) (b)	65,242	23,069,571
United Therapeutics Corp. (b)	12,285	2,235,010
		52,479,684
Building Materials - 0.9%
Eagle Materials, Inc.	14,844	2,097,754
Owens Corning	39,154	3,765,049
		5,862,803
Chemicals - 0.6%
CF Industries Holdings, Inc.	82,318	3,889,525
Commercial Services - 1.7%
Grand Canyon Education, Inc. (a) (b)	11,596	1,071,123
H&R Block, Inc. (a)	88,651	2,176,382
ManpowerGroup, Inc.	25,833	3,063,277
Terminix Global Holdings, Inc. (b)	104,623	5,492,707
		11,803,489
Computers - 8.5%
Amdocs Ltd	33,318	2,569,151
CACI International, Inc. (b)	9,725	2,596,186
Cognizant Technology Solutions Corp.	137,461	10,107,507
Dell Technologies, Inc. - Class C (b)	129,919	12,552,774
HP, Inc. (a)	439,077	12,676,153
International Business Machines Corp.	91,249	12,862,459
Lumentum Holdings, Inc. (a) (b)	29,271	2,458,471
Science Applications International Corp.	20,922	1,826,491
		57,649,192
Distribution/Wholesale - 0.9%
LKQ Corp. (b)	119,655	6,072,491
Diversified Financial Services - 0.8%
Alliance Data Systems Corp.	56,627	5,280,468
Electrical Components & Equipment - 0.2%
Acuity Brands, Inc.	8,868	1,555,270
Electronics - 1.9%
Arrow Electronics, Inc. (b)	23,837	2,826,353
Avnet, Inc.	36,569	1,511,031
SYNNEX Corp.	48,681	5,819,327
Vontier Corp.	71,918	2,326,547
		12,483,258
Food - 6.1%
Albertsons Cos., Inc. (a)	529,610	11,439,576
Sprouts Farmers Market, Inc. (a) (b)	44,419	1,091,819
The JM Smucker Co. (a)	34,708	4,550,566
The Kroger Co. (a)	348,291	14,175,443
Tyson Foods, Inc. - Class A	135,619	9,691,334
		40,948,738
Forest Products & Paper - 1.2%
International Paper Co.	138,195	7,982,143
Hand/Machine Tools - 0.5%
Snap-On, Inc. (a)	15,455	3,368,881
Healthcare-Products - 2.8%
Hologic, Inc. (b)	104,738	7,859,539
PerkinElmer, Inc. (a)	33,420	6,090,127
Quidel Corp. (a) (b)	36,812	5,207,794
		19,157,460
Healthcare-Services - 6.2%
Acadia Healthcare Co., Inc. (b)	27,314	1,685,820
HCA Healthcare, Inc.	62,887	15,608,554
Laboratory Corp. of American Holdings (b)	38,428	11,380,452
Quest Diagnostics, Inc.	60,479	8,575,922
Universal Health Services, Inc. - Class B	26,698	4,282,626
		41,533,374
Home Builders - 4.4%
Lennar Corp. - Class A (a)	139,169	14,633,620
NVR, Inc. (b)	906	4,731,676
PulteGroup, Inc.	114,912	6,305,222
Toll Brothers, Inc.	67,768	4,016,609
		29,687,127
Home Furnishings - 1.1%
Whirlpool Corp. (a)	33,840	7,496,914
Housewares - 0.6%
Newell Brands, Inc.	150,426	3,723,044
Iron/Steel - 0.5%
Reliance Steel & Aluminum Co.	22,226	3,492,816
Leisure Time - 1.6%
Brunswick Corp.	27,818	2,904,199
Harley-Davidson, Inc.	96,657	3,829,550
Polaris, Inc. (a)	31,023	4,066,185
		10,799,934
Machinery-Construction & Mining - 0.4%
Oshkosh Corp.	24,457	2,923,834
Machinery-Diversified - 0.6%
AGCO Corp.	20,531	2,712,350
GrafTech International Ltd.	144,972	1,648,332
		4,360,682
Media - 5.0%
Discovery, Inc. - Class A (a) (b)	272,973	7,918,947
Fox Corp. - Class A (a)	241,714	8,619,521
Nexstar Media Group, Inc.	27,253	4,008,099
ViacomCBS, Inc. - Class B	300,473	12,298,360
World Wrestling Entertainment, Inc. - Class A (a)	18,806	928,640
		33,773,567
Packaging & Containers - 1.1%
Sonoco Products Co. (a)	30,413	1,940,045
Westrock Co.	105,958	5,214,193
		7,154,238
Pharmaceuticals - 7.4%
AstraZeneca PLC - ADR	0	2
Bristol-Myers Squibb Co.	207,050	14,052,484
Cardinal Health, Inc.	106,162	6,303,900
CVS Health Corp.	155,512	12,807,968
Jazz Pharmaceuticals PLC (b)	16,587	2,811,828
McKesson Corp.	68,977	14,059,582
		50,035,764
Pipelines - 0.3%
Antero Midstream Corp. (a)	239,108	2,271,526
Retail - 21.4%
Advance Auto Parts, Inc. (a)	20,163	4,275,766
AutoNation, Inc. (a) (b)	91,756	11,132,755
AutoZone, Inc. (b)	6,940	11,267,576
Best Buy Co., Inc.	113,942	12,801,384
Dick's Sporting Goods, Inc. (a)	76,386	7,954,838
Foot Locker, Inc.	54,827	3,128,429
Genuine Parts Co.	60,613	7,693,002
Kohl's Corp. (a)	104,870	5,327,396
L Brands, Inc. (a)	137,139	10,980,720
Nu Skin Enterprises, Inc. (a)	13,820	741,996
O'Reilly Automotive, Inc. (b)	20,326	12,273,652
Penske Automotive Group, Inc. (a)	74,201	6,574,208
Qurate Retail Group, Inc. - Class A (a)	625,056	7,413,164
Target Corp.	58,091	15,164,655
The Gap, Inc. (a)	133,923	3,906,534
The TJX Cos., Inc.	204,873	14,097,311
Ulta Beauty, Inc. (b)	15,185	5,099,123
Williams-Sonoma, Inc. (a)	30,210	4,582,857
		144,415,366
Semiconductors - 2.1%
Cirrus Logic, Inc. (b)	15,670	1,294,185
Intel Corp.	234,427	12,593,419
		13,887,604
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	12,521	2,568,433
Telecommunications - 5.5%
AT&T, Inc.	459,454	12,887,685
Cisco Systems, Inc.	248,707	13,770,907
Lumen Technologies, Inc. (a)	837,454	10,443,051
		37,101,643
Textiles - 0.8%
Mohawk Industries, Inc. (b)	26,348	5,135,225
Transportation - 0.5%
Kirby Corp. (b)	19,752	1,143,838
Knight-Swift Transportation Holdings, Inc.	48,804	2,425,071
		3,568,909
TOTAL COMMON STOCKS (Cost $600,897,695)		673,090,455

SHORT-TERM INVESTMENTS - 24.0%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$887,136	887,136
TOTAL SHORT-TERM INVESTMENTS (Cost $887,136)		887,136

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.0%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	161,745,611	161,745,611
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $161,745,611)		161,745,611
Total Investments (Cost $763,530,442) - 123.9%		835,723,202
Liabilities in Excess of Other Assets - (23.9)%		(161,456,854)
TOTAL NET ASSETS - 100.0%		$674,266,348

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $157,621,706 or 23.4% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 673,090,455	$ -	$ -	$ -	$ 673,090,455
Short-Term Investments	887,136	-	-	-	887,136
Investments Purchased with Proceeds from Securities Lending	-	-	-	161,745,611	161,745,611
Total Investments in Securities	$ 673,977,591	$ -	$ -	$ 161,745,611	$ 835,723,202
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.